MASSMUTUAL FUNDS
MassMutual Disciplined Growth Fund
(the “Fund”)
Supplement dated August 1, 2022, to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective August 1, 2022, the following information supplements the second paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on pages 47 and 48 of the Prospectus):
The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
Effective August 1, 2022, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on pages 48 and 49 of the Prospectus):
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.
Effective August 1, 2022, the following information supplements the information found beginning on page 76 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Non-Diversification Risk

A “non-diversified” mutual fund may purchase larger positions in a smaller number of issuers than may a diversified mutual fund. Therefore, an increase or decrease in the value of the securities of a single issuer or a small number of issuers may have a greater impact on the Fund’s NAV and the Fund’s performance could be more volatile than the performance of diversified funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-22-03
DG-22-01

MASSMUTUAL FUNDS
MassMutual Disciplined Growth Fund
Supplement dated August 1, 2022, to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective August 1, 2022, the following information replaces the first paragraph found on page B-3 in the section titled General Information:
MassMutual Premier Funds (the “Trust”) is a professionally managed, open-end investment company. This Statement of Additional Information (“SAI”) describes the following 11 diversified series of the Trust: (1) MassMutual U.S. Government Money Market Fund (formerly known as MassMutual Premier U.S. Government Money Market Fund) (“U.S. Government Money Market Fund”), (2) MassMutual Inflation-Protected and Income Fund (formerly known as MassMutual Premier Inflation-Protected and Income Fund) (“Inflation-Protected and Income Fund”), (3) MassMutual Core Bond Fund (formerly known as MassMutual Premier Core Bond Fund) (“Core Bond Fund”), (4) MassMutual Diversified Bond Fund (formerly known as MassMutual Premier Diversified Bond Fund) (“Diversified Bond Fund”), (5) MassMutual Balanced Fund (formerly known as MassMutual Premier Balanced Fund) (“Balanced Fund”), (6) MassMutual Disciplined Value Fund (formerly known as MassMutual Premier Disciplined Value Fund) (“Disciplined Value Fund”), (7) MassMutual Main Street Fund (formerly known as MassMutual Premier Main Street Fund) (“Main Street Fund”), (8) MassMutual Small Cap Opportunities Fund (formerly known as MassMutual Premier Small Cap Opportunities Fund) (“Small Cap Opportunities Fund”), (9) MassMutual Global Fund (formerly known as MassMutual Premier Global Fund) (“Global Fund”), (10) MassMutual International Equity Fund (formerly known as MassMutual Premier International Equity Fund) (“International Equity Fund”), and (11) MassMutual Strategic Emerging Markets Fund (formerly known as MassMutual Premier Strategic Emerging Markets Fund) (“Strategic Emerging Markets Fund”); and one non-diversified series of the Trust: MassMutual Disciplined Growth Fund (formerly known as MassMutual Premier Disciplined Growth Fund) (“Disciplined Growth Fund”) (each individually referred to as a “Fund” or collectively as the “Funds”). Currently, the Trustees have authorized a total of 14 separate series. Additional series may be created by the Trustees from time-to-time.
Effective August 1, 2022, the following information replaces similar information found on page B-47 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
(1)
with the exception of the Disciplined Growth Fund, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-22-03